Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans	$ 96	$ 80	$ 67
Net gain on sale of impaired and written-off loans	46	11	4
Allowances for credit losses	3,814	2,094
Carrying value of renegotiated loans	8,649	209
Renegotiated loans classified as performing	8,485
Renegotiated loans written off	49	36	$ 53
Real estate properties held for sale	27	55
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of renegotiated loans	1,469	66
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,303	1,850
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	511	244
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance on Individually identified impaired loans	727	463
Gross impaired loans	3,638	2,629
Loans past due but not classified as impaired	2,911	2,166
Real estate properties held for sale received on foreclosed impaired loan	44	87
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,075	1,609
Modelled allowance account for credit losses of financial assets based on assumptions	2,375	1,325
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,075	1,609
Modelled allowance account for credit losses of financial assets based on assumptions	4,875	2,800
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,075	1,609
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,300	$ 1,050
Expected credit loss period	12 months